STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Preferred stock, Shares authorized	1,000,000	1,000,000
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares issued	5,859,958	5,398,351
Common stock, Shares outstanding	5,859,958	5,398,351
Redemption, Shares	9,060,042	9,521,649